Submission	Jan. 06, 2025
Submission [Line Items]
Central Index Key	0000708821
Registrant Name	PAR TECHNOLOGY CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES